CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Aug. 31, 2010	Feb. 28, 2011	Feb. 28, 2010
Income Statement [Abstract]
Net Revenues	$ 615,599	$ 997,479	$ 1,566,770	$ 1,585,467	$ 3,439,959	$ 3,214,792
Cost of goods sold	333,168	483,713	656,146	783,847	2,097,463	1,745,107
Gross Profit	282,431	513,766	910,624	801,620	1,342,496	1,469,685
Operating expenses:
Engineering, research and development expenses	382,371	350,965	655,780	812,655	1,661,319	2,260,962
Selling, general, and administrative	5,697,564	2,704,020	7,859,639	5,076,049	9,824,524	14,595,948
Total costs and operating expenses	6,079,935	3,054,985	8,515,419	5,888,704	11,485,843	16,856,910
Loss from operations	(5,797,504)	(2,541,219)	(7,604,795)	(5,087,084)	(10,143,347)	(15,387,225)
Other income (expense):
Interest expense, net	243,483	238,095	503,986	458,621	(918,301)	(683,561)
Gain (Loss) on settlement of debt, net	(241,619)	0	(266,754)	57,032	(129,032)	(43,022)
Other income (expense), net	900	0	(14,952)	4,303	(5,338)	21,031
Total other income (expense)	2,764	238,095	222,280	519,956	(1,052,671)	(705,552)
Net Loss	$ (5,800,268)	$ (2,779,314)	$ (7,827,075)	$ (5,607,040)	$ (11,196,018)	$ (16,092,777)
Basic and diluted loss per share (in dollars per share)	$ (0.09)	$ (0.05)	$ (0.13)	$ (0.10)	$ (0.20)	$ (0.33)
Weighted average shares used to compute basic and diluted income (loss) per share (in shares)	64,196,117	54,597,759	62,699,227	53,955,156	55,591,847	48,294,414